Accumulated Other Comprehensive Loss (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at the beginning	$ 305,392,570
Balance at the end	306,028,728		$ 305,392,570
Mafco Worldwide & Merisant
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at the beginning	599,800,000	$ 608,000,000	608,000,000
Foreign currency translation adjustments	(1,800,000)	(2,400,000)	(1,500,000)	$ (600,000)	$ 5,900,000
Net change in pension benefit obligation			500,000	(700,000)	(1,300,000)
Net current-period other comprehensive income	(1,800,000)	(2,400,000)	(2,000,000)	100,000	7,200,000
Balance at the end	549,700,000		599,800,000	608,000,000
Mafco Worldwide & Merisant | Net Currency Translation Gains (Losses)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at the beginning	2,900,000	4,400,000	4,400,000	5,000,000	(900,000)
Foreign currency translation adjustments			(1,500,000)	(600,000)	5,900,000
Net current-period other comprehensive income	(1,800,000)	(2,400,000)	(1,500,000)	(600,000)	5,900,000
Balance at the end			2,900,000	4,400,000	5,000,000
Mafco Worldwide & Merisant | Funded Status of Benefit Plans
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at the beginning	(11,000,000)	(10,500,000)	(10,500,000)	(11,200,000)	(12,500,000)
Net change in pension benefit obligation			(500,000)	700,000	1,300,000
Net current-period other comprehensive income			(500,000)	700,000	1,300,000
Balance at the end			(11,000,000)	(10,500,000)	(11,200,000)
Mafco Worldwide & Merisant | Total Accumulated Other Comprehensive Loss
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at the beginning	(8,100,000)	(6,100,000)	(6,100,000)	(6,200,000)	(13,400,000)
Foreign currency translation adjustments			(1,500,000)	(600,000)	5,900,000
Net change in pension benefit obligation			(500,000)	700,000	1,300,000
Net current-period other comprehensive income	$ (1,800,000)	$ (2,400,000)	(2,000,000)	100,000	7,200,000
Balance at the end			$ (8,100,000)	$ (6,100,000)	$ (6,200,000)